American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
April 30, 2019

Focused Dynamic Growth - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Automobiles — 3.7%
Tesla, Inc.(1)	31,074	7,417,053
Beverages — 6.6%
Boston Beer Co., Inc. (The), Class A(1)	17,873	5,540,809
Constellation Brands, Inc., Class A	37,068	7,846,183
		13,386,992
Biotechnology — 8.9%
Biogen, Inc.(1)	13,880	3,181,851
Blueprint Medicines Corp.(1)	41,462	3,134,942
Ionis Pharmaceuticals, Inc.(1)	50,329	3,740,955
Regeneron Pharmaceuticals, Inc.(1)	13,431	4,608,713
Vertex Pharmaceuticals, Inc.(1)	19,460	3,288,351
		17,954,812
Capital Markets — 3.8%
Intercontinental Exchange, Inc.	92,886	7,556,276
Electronic Equipment, Instruments and Components — 1.1%
Cognex Corp.	43,260	2,181,602
Energy Equipment and Services — 2.6%
Cactus, Inc., Class A(1)	145,930	5,297,259
Entertainment — 3.7%
Netflix, Inc.(1)	20,125	7,457,118
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	9,726	6,691,877
Interactive Media and Services — 12.7%
Alphabet, Inc., Class C(1)	8,814	10,475,263
Baidu, Inc. ADR(1)	12,659	2,104,305
Facebook, Inc., Class A(1)	47,922	9,268,115
Tencent Holdings Ltd.	78,100	3,869,289
		25,716,972
Internet and Direct Marketing Retail — 6.4%
Amazon.com, Inc.(1)	6,693	12,894,198
IT Services — 14.1%
MasterCard, Inc., Class A	41,582	10,571,808
Okta, Inc.(1)	44,297	4,608,217
Square, Inc., Class A(1)	67,895	4,944,114
Visa, Inc., Class A	50,699	8,336,436
		28,460,575
Machinery — 4.7%
FANUC Corp.	15,300	2,867,637
Middleby Corp. (The)(1)	15,230	2,012,340
Wabtec Corp.	63,308	4,689,224
		9,569,201
Oil, Gas and Consumable Fuels — 2.4%
Concho Resources, Inc.	42,024	4,848,729

Professional Services — 3.0%
Verisk Analytics, Inc.	42,597	6,012,141
Software — 14.5%
DocuSign, Inc.(1)	102,420	5,804,141
RingCentral, Inc., Class A(1)	43,686	5,083,740
salesforce.com, Inc.(1)	44,960	7,434,136
Splunk, Inc.(1)	35,464	4,895,451
Tableau Software, Inc., Class A(1)	50,220	6,117,298
		29,334,766
Specialty Retail — 1.8%
Ross Stores, Inc.	37,142	3,627,288
Textiles, Apparel and Luxury Goods — 4.1%
NIKE, Inc., Class B	93,080	8,175,216
TOTAL COMMON STOCKS (Cost $173,342,764)		196,582,075
TEMPORARY CASH INVESTMENTS — 4.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 8.75%, 8/31/19 - 8/15/45, valued at $7,861,309), in a joint trading account at 2.40%, dated 4/30/19, due 5/1/19 (Delivery value $7,703,378)		7,702,864
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,315,783), at 1.25%, dated 4/30/19, due 5/1/19 (Delivery value $1,286,045)		1,286,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,070	5,070
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,993,934)		8,993,934
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $182,336,698)		205,576,009
OTHER ASSETS AND LIABILITIES — (1.8)%		(3,658,078)
TOTAL NET ASSETS — 100.0%		$201,917,931

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	189,845,149	6,736,926	—
Temporary Cash Investments	5,070	8,988,864	—
	189,850,219	15,725,790	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive Small Cap Fund
April 30, 2019

Adaptive Small Cap - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.3%
Aerospace and Defense — 1.7%
Aerojet Rocketdyne Holdings, Inc.(1)	9,583	324,481
Curtiss-Wright Corp.	2,180	248,389
TransDigm Group, Inc.(1)	671	323,771
		896,641
Airlines — 0.1%
JetBlue Airways Corp.(1)	3,231	59,935
Banks — 3.4%
CIT Group, Inc.	890	47,410
IBERIABANK Corp.	15,907	1,264,606
Macatawa Bank Corp.	47,280	487,930
		1,799,946
Biotechnology — 1.8%
Acorda Therapeutics, Inc.(1)	10,738	112,212
Allogene Therapeutics, Inc.(1)	5,178	155,081
BioSpecifics Technologies Corp.(1)	2,204	147,668
Eagle Pharmaceuticals, Inc.(1)	2,827	145,336
Ligand Pharmaceuticals, Inc.(1)	1,588	199,850
Myriad Genetics, Inc.(1)	1,082	34,061
Rocket Pharmaceuticals, Inc.(1)	8,205	152,285
		946,493
Building Products — 2.4%
Advanced Drainage Systems, Inc.	16,570	464,788
Simpson Manufacturing Co., Inc.	10,389	661,572
Trex Co., Inc.(1)	2,098	145,328
		1,271,688
Capital Markets — 1.2%
Artisan Partners Asset Management, Inc., Class A	4,983	141,218
Waddell & Reed Financial, Inc., Class A	27,182	509,119
		650,337
Chemicals — 1.4%
Innospec, Inc.	2,741	232,491
Intrepid Potash, Inc.(1)	36,258	134,880
PolyOne Corp.	1,821	50,332
Quaker Chemical Corp.	607	135,859
Sensient Technologies Corp.	2,748	192,690
		746,252
Consumer Finance — 0.3%
FirstCash, Inc.	1,555	151,892
Diversified Consumer Services — 0.4%
Laureate Education, Inc., Class A(1)	12,450	195,963
Diversified Telecommunication Services — 0.3%
Zayo Group Holdings, Inc.(1)	4,495	140,649

Electric Utilities — 0.8%
ALLETE, Inc.	1,762	143,515
Avangrid, Inc.	3,827	195,981
IDACORP, Inc.	896	88,722
		428,218
Electrical Equipment — 0.3%
Allied Motion Technologies, Inc.	2,944	107,780
Preformed Line Products Co.	585	32,988
		140,768
Electronic Equipment, Instruments and Components — 3.0%
Badger Meter, Inc.	1,289	71,514
Bel Fuse, Inc., Class B	6,829	161,847
Daktronics, Inc.	54,922	416,309
Plexus Corp.(1)	15,049	905,649
		1,555,319
Energy Equipment and Services — 0.8%
Helix Energy Solutions Group, Inc.(1)	9,699	75,846
Newpark Resources, Inc.(1)	42,892	313,112
Nine Energy Service, Inc.(1)	1,319	26,551
		415,509
Equity Real Estate Investment Trusts (REITs) — 6.8%
Agree Realty Corp.	995	65,143
BRT Apartments Corp.	15,913	223,259
City Office REIT, Inc.	21,312	247,219
Easterly Government Properties, Inc.	24,607	442,926
GEO Group, Inc. (The)	35,898	718,678
Gladstone Commercial Corp.	17,405	378,559
Preferred Apartment Communities, Inc., Class A	72,876	1,139,781
Sunstone Hotel Investors, Inc.	21,637	311,573
VEREIT, Inc.	4,448	36,740
		3,563,878
Food and Staples Retailing — 1.1%
Chefs' Warehouse, Inc. (The)(1)	7,241	236,636
Village Super Market, Inc., Class A	10,630	312,309
		548,945
Health Care Equipment and Supplies — 3.3%
Meridian Bioscience, Inc.	59,794	688,229
Orthofix Medical, Inc.(1)	18,888	1,034,873
		1,723,102
Health Care Providers and Services — 2.1%
Addus HomeCare Corp.(1)	11,729	796,399
Apollo Medical Holdings, Inc.(1)	15,473	299,403
		1,095,802
Hotels, Restaurants and Leisure — 2.6%
Denny's Corp.(1)	52,580	979,040
Ruth's Hospitality Group, Inc.	15,472	401,962
		1,381,002
Household Durables — 0.6%
TRI Pointe Group, Inc.(1)	25,895	337,930

Household Products — 1.5%
WD-40 Co.	4,508	758,471
Independent Power and Renewable Electricity Producers — 2.1%
Ormat Technologies, Inc.	18,426	1,075,341
Insurance — 4.2%
American Equity Investment Life Holding Co.	15,859	466,413
FBL Financial Group, Inc., Class A	9,903	618,641
Kemper Corp.	12,500	1,123,500
		2,208,554
Internet and Direct Marketing Retail — 1.4%
Etsy, Inc.(1)	10,949	739,495
IT Services — 3.9%
CACI International, Inc., Class A(1)	3,804	741,552
EVERTEC, Inc.	8,309	260,155
NIC, Inc.	3,215	55,491
Presidio, Inc.	25,559	383,896
Science Applications International Corp.	7,833	587,083
		2,028,177
Leisure Products — 2.2%
Johnson Outdoors, Inc., Class A	15,040	1,153,117
Life Sciences Tools and Services — 4.9%
Cambrex Corp.(1)	6,556	282,039
Charles River Laboratories International, Inc.(1)	1,669	234,444
Medpace Holdings, Inc.(1)	14,642	822,441
PRA Health Sciences, Inc.(1)	3,402	329,382
Syneos Health, Inc.(1)	13,591	637,826
Waters Corp.(1)	1,189	253,899
		2,560,031
Machinery — 0.8%
EnPro Industries, Inc.	1,339	99,514
Harsco Corp.(1)	7,881	178,426
Hurco Cos., Inc.	663	26,076
Pentair plc	3,179	123,949
		427,965
Marine — 1.6%
Costamare, Inc.	138,328	835,501
Media — 2.7%
Central European Media Enterprises Ltd., Class A(1)	6,684	26,469
Gray Television, Inc.(1)	13,154	308,198
Sinclair Broadcast Group, Inc., Class A	24,147	1,105,691
		1,440,358
Metals and Mining — 1.5%
Compass Minerals International, Inc.	4,115	236,160
Kaiser Aluminum Corp.	5,661	557,042
		793,202
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.	10,096	189,199
Exantas Capital Corp.	38,707	423,842
		613,041

Multi-Utilities — 0.1%
Black Hills Corp.	924	67,230
Oil, Gas and Consumable Fuels — 2.1%
CONSOL Energy, Inc.(1)	4,264	144,550
Denbury Resources, Inc.(1)	40,990	91,408
Gulfport Energy Corp.(1)	41,395	271,137
Hallador Energy Co.	19,777	102,049
Matador Resources Co.(1)	4,482	88,251
Par Pacific Holdings, Inc.(1)	16,377	320,006
Peabody Energy Corp.	3,674	105,701
		1,123,102
Paper and Forest Products — 0.7%
Neenah, Inc.	5,497	372,971
Pharmaceuticals — 2.9%
Amneal Pharmaceuticals, Inc.(1)	52,141	671,055
Innoviva, Inc.(1)	7,388	103,654
Prestige Consumer Healthcare, Inc.(1)	21,921	644,916
SIGA Technologies, Inc.(1)	14,327	75,073
		1,494,698
Professional Services — 4.5%
CRA International, Inc.	11,330	590,066
Insperity, Inc.	7,423	887,494
Navigant Consulting, Inc.	28,083	641,135
Robert Half International, Inc.	884	54,888
TransUnion	2,712	188,891
		2,362,474
Real Estate Management and Development — 0.2%
RMR Group, Inc. (The), Class A	2,161	124,992
Road and Rail — 2.3%
Genesee & Wyoming, Inc., Class A(1)	874	77,480
Saia, Inc.(1)	17,789	1,145,434
		1,222,914
Semiconductors and Semiconductor Equipment — 3.1%
Cabot Microelectronics Corp.	9,759	1,232,074
Power Integrations, Inc.	4,764	376,451
		1,608,525
Software — 7.7%
American Software, Inc., Class A	14,399	186,467
Cornerstone OnDemand, Inc.(1)	16,572	905,660
Fortinet, Inc.(1)	8,305	775,853
Majesco(1)	51,264	399,859
Progress Software Corp.	25,155	1,147,320
QAD, Inc., Class A	13,530	634,151
		4,049,310
Specialty Retail — 3.9%
Aaron's, Inc.	17,036	948,735
Citi Trends, Inc.	13,018	240,963
Five Below, Inc.(1)	2,955	432,583
Tilly's, Inc., Class A	21,919	257,767

Zumiez, Inc.(1)	7,129	189,845
		2,069,893
Thrifts and Mortgage Finance — 8.0%
Essent Group Ltd.(1)	27,007	1,281,482
MGIC Investment Corp.(1)	8,748	128,071
NMI Holdings, Inc., Class A(1)	18,981	532,987
Northwest Bancshares, Inc.	62,647	1,091,937
Walker & Dunlop, Inc.	20,936	1,150,433
		4,184,910
Tobacco — 0.4%
Vector Group Ltd.	22,271	212,243
Trading Companies and Distributors — 2.0%
Triton International Ltd.	32,084	1,057,168
TOTAL COMMON STOCKS (Cost $49,497,835)		52,633,952
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 2000 ETF (Cost $427,054)	2,742	434,031
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $49,924,889)		53,067,983
OTHER ASSETS AND LIABILITIES — (1.1)%		(572,487)
TOTAL NET ASSETS — 100.0%		$52,495,496

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.